LEASE LIABILITY (Tables)	6 Months Ended
Jun. 30, 2022
Lease Liability
SCHEDULE OF OPERATING LEASE LIABILITIES

Total
Balance at December 31, 2020	$158,124
Additions	440,675
Interest expense	26,964
Lease payments	(128,995)
Lease removal	(7,645)
Balance at December 31, 2021	$489,123
Interest expense	21,227
Lease payments	(73,865)
Balance at June 30, 2022	$436,485

Which consists of:
Current lease liability	$110,977
Non-current lease liability	325,508
Balance at June 30, 2022	$436,485

SCHEDULE OF OPERATING MATURITY ANALYSIS

Maturity analysis	Total
Less than one year	$151,300
One to three years	229,202
Four to five years	136,177
Greater than five years	-
Total undiscounted lease liabilities	516,679
Amount representing implicit interest	(80,194)
$436,485